Related parties - The guarantees and purchase agreement provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	₩ 304,522	₩ 340,966
BNP Paribas Cardif Life Insurance | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	0	10,000
BNP Paribas Cardif Life Insurance | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	846	895
SBC PFV Co., Ltd [Member] | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	65,400	0
Key Management Personnel [Member] | Unused loan limit | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	2,801	3,241
Structured Entities [Member] | Purchase agreement | The Group [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	204,035	326,830
Structured Entities [Member] | Derivative agreement [Member] | The Group [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	₩ 31,440	₩ 0